Property, Plant and Equipment - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Decrease through classified as held for sale, property, plant and equipment	£ 14.0	£ 254.0
Gains arising from sale and leaseback transactions	15.0
Additions	480.0	503.0
Future contractual commitments	60.0	80.0
Property, plant and equipment	4,583.0	4,867.0	£ 4,953.0
Property, plant and equipment	4,583.0	4,867.0
BAT Pars Company PJSC
Disclosure Of Property Plant And Equipment [Line Items]
Decrease through classified as held for sale, property, plant and equipment		254.0
ESG investment equipment
Disclosure Of Property Plant And Equipment [Line Items]
Additions	34.0	27.1
Leasehold property
Disclosure Of Property Plant And Equipment [Line Items]
Decrease through classified as held for sale, property, plant and equipment	0.0	10.0
Additions	0.0	0.0
Property, plant and equipment	£ 452.0	466.0	477.0
Leasehold property | Bottom of range
Disclosure Of Property Plant And Equipment [Line Items]
Lease term	5 years
Freehold property
Disclosure Of Property Plant And Equipment [Line Items]
Decrease through classified as held for sale, property, plant and equipment	£ 14.0	41.0
Additions	0.0	0.0
Property, plant and equipment	981.0	1,002.0	£ 1,033.0
Freehold property | US, UK, Bangladesh, Indonesia and South Korea
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 981.0	£ 1,002.0